Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Income Tax Disclosure [Abstract]
Unrecognized income tax benefits, Beginning balance	$ 8	$ 29	$ 146
Increase for income tax positions of prior years	3	5	9
Increase for income tax positions of current year	0	0	2
Settlement of tax positions	0	(23)	(152)
Other	0	(3)	(24)
Unrecognized income tax benefits, Ending balance	$ 11	$ 8	$ 29